As filed with the Securities and Exchange Commission on January 28, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end:  February 29, 2020

Date of reporting period:  November 30, 2019

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at November 30, 2019 (Unaudited)

Shares	COMMON STOCKS: 86.61%	Value
	Administrative Support and Services: 1.09%
2,560	PayPal Holdings, Inc.*	$276,506

	Air Transportation: 1.92%
8,470	Southwest Airlines Co.	488,211

	Apparel Manufacturing: 2.00%
5,735	VF Corp.	507,777

	Broadcasting (except Internet): 3.78%
17,620	CBS Corp. - Class B+	711,496
5,620	Comcast Corp. - Class A	248,123
		959,619

	Chemical Manufacturing: 3.19%
3,990	Albemarle Corp.	260,866
5,920	LyondellBasell Industries N.V. - Class A#	547,837
		808,703

	Computer and Electronic Product Manufacturing: 13.11%
3,815	Apple, Inc.	1,019,559
2,380	Northrop Grumman Corp.	837,213
8,240	NXP Semiconductors N.V.#	952,379
8,120	Sony Corp. - ADR	515,458
		3,324,609

	Construction of Buildings: 3.29%
14,000	Lennar Corp. - Class A	835,100

	Couriers and Messengers: 2.85%
4,525	FedEx Corp.	724,226

	Credit Intermediation and Related Activities: 2.39%
2,870	Credicorp Ltd.#	606,115

	Data Processing, Hosting, and Related Services: 2.06%
15,420	Pagseguro Digital Ltd. - Class A*#	523,355

	Food Manufacturing: 5.90%
7,610	Kellogg Co.	495,563
1,420	McCormick & Co., Inc.+	240,335
14,475	Mondelez International, Inc. - Class A	760,516
		1,496,414

	General Merchandise Stores: 4.72%
9,570	Target Corp.	1,196,346

	Insurance Carriers and Related Activities: 4.83%
19,000	AIA Group Ltd. - ADR	760,380
2,110	Berkshire Hathaway, Inc. - Class B*	464,833
		1,225,213

	Machinery Manufacturing: 4.77%
4,530	Lam Research Corp.	1,208,740

	Merchant Wholesalers, Durable Goods: 0.86%
5,220	Gentherm, Inc.*	218,457

	Miscellaneous Manufacturing: 2.48%
13,000	Nintendo Co., Ltd. - ADR	629,070

	Oil and Gas Extraction: 3.56%
13,260	Occidental Petroleum Corp.	511,438
3,060	Pioneer Natural Resources Co.	391,190
		902,628
	Other Information Services: 2.35%
2,955	Facebook, Inc. - Class A*	595,846

	Professional, Scientific, and Technical Services: 5.18%
14,260	Jacobs Engineering Group, Inc.	1,313,203

	Publishing Industries (except Internet): 5.88%
7,790	Citrix Systems, Inc.	878,790
4,040	Microsoft Corp.	611,575
		1,490,365

	Real Estate: 3.56%
15,846	CBRE Group, Inc. - Class A*	903,539

	Securities, Commodity Contracts, and Other Finance: 1.82%
10,415	E*TRADE Financial Corp.	461,384

	Support Activities for Mining: 2.32%
9,830	ConocoPhillips	589,210

	Utilities: 2.70%
70,700	Enel Americas SA - ADR	683,669
	TOTAL COMMON STOCKS (Cost $16,831,333)	21,968,305

	REITs: 8.43%
	Real Estate: 5.46%
1,310	American Tower Corp.	280,379
3,440	Boston Properties, Inc.	476,578
12,000	Spirit Realty Capital, Inc.	628,800
		1,385,757

	Warehousing and Storage: 2.97%
23,460	Iron Mountain, Inc.	753,535
	TOTAL REITs (Cost $1,888,966)	2,139,292

	Money Market Funds: 5.04%
1,277,363	Fidelity Investments Money Market Government Portfolio - Class I, 1.53%†	1,277,363
	TOTAL Money Market Funds (Cost $1,277,363)	1,277,363
	Total Investments in Securities (Cost $19,997,662): 100.08%	25,384,960
	Liabilities in Excess of Other Assets: (0.08)%	(21,396)
	Net Assets: 100.00%	$25,363,564

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of November 30, 2019.
+ Non-voting shares.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Notes to Schedule of Investments
November 30, 2019 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Construction	$835,100	$-	$-	$835,100
Finance and Insurance	2,292,712	-	-	2,292,712
Information	3,249,845	-	-	3,249,845
Manufacturing	8,193,770	-	-	8,193,770
Mining	1,491,838	-	-	1,491,838
Professional, Scientific and
Technical Trade	1,909,049	-	-	1,909,049
Real Estate, Rental, and Leasing	903,539	-	-	903,539
Retail Trade	1,196,346	-	-	1,196,346
Transportation and Warehousing	1,212,437	-	-	1,212,437
Utilities	683,669	-	-	683,669
Total Common Stocks	21,968,305	-	-	21,968,305
REITs	2,139,292	-	-	2,139,292
Money Market Funds	1,277,363	-	-	1,277,363
Total Investments in Securities	$25,384,960	$-	$-	$25,384,960

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2019, the end of the reporting period. During the period ended November 30, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date 1/21/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date 1/21/2020

By (Signature and Title)*/s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal
 Financial Officer

Date 1/21/2020

* Print the name and title of each signing officer under his or her signature.